OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

September 24, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:Oppenheimer Main Street Opportunity Fund
Post-Effective Amendment No. 10 under the Securities Act
and Amendment No. 10 under the Investment Company Act
File Nos. 333-40186; 811-10001

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Main Street Opportunity Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 10 under the Securities Act and Amendment No. 10 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Securities and Exchange Commission (“Commission”) Release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes.

We anticipate that an amendment to the Registration Statement will be filed on or about November 25, 2009, including (i) audited financial statements for the Registrant’s fiscal year ended July 31, 2009; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on November 27, 2009, as indicated on the facing page of this Amendment.

Securities and Exchange Commission

Oppenheimer Main Street Opportunity Fund

September 24, 2009

In order to expedite review and achieve consistency in how we address the disclosure requirements of SEC Release 33-8998 we request that you address any comments on this filing, to the undersigned:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ John Okray

John Okray
Vice President & Assistant Counsel

cc: Kathleen Ives
Nancy Vann

     Gloria LaFond

         Carlos Santiago